Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ (78,353)	$ (89,314)	$ (44,389)
Additions	3,206	7,482	7,503
Impairment Charges	(10)	(18,440)	(898)
Disposals	(17,041)
Additions through a business combination			38,328
Effects of movement in exchange rate	(32)	(3)	(8)
Ending balance	(64,476)	(78,353)	(89,314)
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	36,524	37,010	25,477
Amortization	8,427	11,433	11,533
Impairment Charges		(11,919)
Disposals	(17,041)
Effects of movement in exchange rate	4
Ending balance	27,914	36,524	37,010
Net Book Value [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	41,829
Ending balance	36,562	41,829
Internally Generated Completed [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(29,533)	(44,640)	(39,504)
Additions		201	1,200
Impairment Charges		(18,440)
Disposals	(13,597)
Transfers	8,810	3,132	3,936
Ending balance	(24,746)	(29,533)	(44,640)
Internally Generated Completed [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	24,350	29,510	22,231
Amortization	3,797	6,759	7,279
Impairment Charges		(11,919)
Disposals	(13,597)
Effects of movement in exchange rate	(24)
Ending balance	14,526	24,350	29,510
Internally Generated Completed [Member] | Net Book Value [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	5,183
Ending balance	10,220	5,183
Internally Generated In Process [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(7,147)	(2,998)	(1,529)
Additions	3,206	7,281	6,303
Impairment Charges			(898)
Transfers	(8,810)	(3,132)	(3,936)
Ending balance	(1,543)	(7,147)	(2,998)
Internally Generated In Process [Member] | Net Book Value [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,147
Ending balance	1,543	7,147
Software licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(3,973)	(3,976)	(3,356)
Impairment Charges	(10)
Disposals	(3,444)
Additions through a business combination			628
Effects of movement in exchange rate	(32)	(3)	(8)
Ending balance	(487)	(3,973)	(3,976)
Software licenses | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,612	3,464	3,246
Amortization	105	148	218
Disposals	(3,444)
Effects of movement in exchange rate	28
Ending balance	301	3,612	3,464
Software licenses | Net Book Value [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	361
Ending balance	186	361
Acquired technology assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(21,000)	(21,000)
Additions through a business combination			21,000
Ending balance	(21,000)	(21,000)	(21,000)
Acquired technology assets | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,822	1,722
Amortization	2,100	2,100	1,722
Ending balance	5,922	3,822	1,722
Acquired technology assets | Net Book Value [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	17,178
Ending balance	15,078	17,178
Customer relationships
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(8,900)	(8,900)
Additions through a business combination			8,900
Ending balance	(8,900)	(8,900)	(8,900)
Customer relationships | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,493	1,427
Amortization	1,065	1,066	1,427
Ending balance	3,558	2,493	1,427
Customer relationships | Net Book Value [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,407
Ending balance	5,342	6,407
Brand
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,000)	(1,000)
Additions through a business combination			1,000
Ending balance	(1,000)	(1,000)	(1,000)
Brand | Net Book Value [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,000
Ending balance	1,000	1,000
Regulatory licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(6,800)	(6,800)
Additions through a business combination			6,800
Ending balance	(6,800)	(6,800)	(6,800)
Regulatory licenses | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,247	887
Amortization	1,360	1,360	887
Ending balance	3,607	2,247	$ 887
Regulatory licenses | Net Book Value [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,553
Ending balance	$ 3,193	$ 4,553